CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Thousands		Ordinary Shares [Member]	Share Premium [Member]	Currency Translation Differences [Member]	Accumulated deficit [Member]	Total
Opening balance at Dec. 31, 2016		$ 727	$ 84,980	$ (378)	$ (62,625)	$ 22,704
Opening balance (in shares) at Dec. 31, 2016		11,448,191
Changes in Equity [Roll Forward]
Proceeds of issuance shares, net of issuance costs			9,525			9,525
Proceeds of issuance shares, net of issuance costs (in shares)		2,289,638
Share-based compensation					560	560
Exercise of options by employees	[1]
Exercise of options by employees (in shares)		377
Comprehensive loss					(11,205)	(11,205)
End balance at Jun. 30, 2017		$ 727	94,505	(378)	(73,270)	21,584
End balance (in shares) at Jun. 30, 2017		13,738,206
Opening balance at Dec. 31, 2017		$ 727	148,968	(378)	(90,515)	58,802
Opening balance (in shares) at Dec. 31, 2017		26,075,770
Changes in Equity [Roll Forward]
Proceeds of issuance shares, net of issuance costs			35,029			35,029
Proceeds of issuance shares, net of issuance costs (in shares)		7,150,000
Share-based compensation					1,601	1,601
Exercise of options by employees			1			1
Exercise of options by employees (in shares)		218
Comprehensive loss					(21,762)	(21,762)
End balance at Jun. 30, 2018		$ 727	$ 183,998	$ (378)	$ (110,676)	$ 73,671
End balance (in shares) at Jun. 30, 2018		33,225,988

[1]	Represents an amount less than $ 1,000.